Financial Income Expense (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial income
Interest income on financial assets	€ 49	€ 298	€ 1,101
Financial income related to convertible bond Changes in fair value of embedded derivative		34,334
Other financial income	400	129	667
Total	449	34,761	1,768
Financial expenses
Interest charges on financial liabilities Financial expenses related to convertible bond Changes in fair value of embedded derivative	(46,642)		(34,646)
Interest expenses on convertible bond	(7,427)	(7,105)	(4,074)
Financing charges			(549)
Other financial expenses	(717)	(143)	(91)
Total	54,787	7,248	39,360
Net financial result	(54,337)	€ 27,513	€ (37,592)
Scenario, Adjustment [Member]
Financial expenses
Total	€ (54,786)